Related Party Transactions (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 5 — Related Party Transactions
Founder Shares
On January 12, 2021, the Company issued 7,187,500 Founder Shares to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred 20,000 Class B ordinary shares to each of Sarah Brown, Juliette Hickman, Lindsay Pattison and Zachary Werner (the “Investor Directors”), resulting in the Sponsor holding 7,107,500 Class B ordinary shares. On March 15, 2021, the Company effected a dividend of 0.2 per share of Class B ordinary shares for each share of Class B ordinary shares resulting in 8,625,000 shares of Class B ordinary shares being issued and outstanding, of which 8,545,000 are held by the Sponsor.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Related Party Loans
On January 12, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Sponsor Promissory Note”). The Sponsor Promissory Note was non-interest bearing, unsecured and due upon the earlier of June 30, 2021 and the closing of the Initial Public Offering. The Company had no borrowings under the Sponsor Promissory Note at the closing of the Initial Public Offering. Borrowings under the Sponsor Promissory Note are no longer available.
Due to Related Party
As of March 31, 2022 and December 31, 2021, the balance of $125,043 and $95,000 represents the amount accrued for the administrative support services provided (defined below) by the Sponsor, respectively.
Administrative Support Agreement
Commencing on the date of the Initial Public Offering, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space and administrative support services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2022 and 2021, the Company incurred $30,000 in such fees. As of March 31, 2022 and December 31, 2021, the Company had an outstanding unpaid balance amounting to $125,043 and $95,000, respectively.
Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside of the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used for such repayment. On August 18, 2021, the Company issued the Working Capital Promissory Note to the Sponsor for an aggregate amount of up to $1,500,000, up to $1,500,000 of such note may be convertible into warrants, at a price of $1.50 per warrant, at the option of the lender (the “Working Capital Promissory Note”). The Working Capital Promissory Note is non-interest bearing and is due and payable in full on the earlier of (i) the date by which we have to complete a Business Combination and (ii) the effective date of a Business Combination. On October 28, 2021, the Company drew down the entire available balance of the Working Capital Promissory Note and the Sponsor deposited $1,500,000 in the Company’s operating bank account. As of March 31, 2022 and December 31, 2021, the Company had an aggregate principal amount of $1,500,000 in outstanding borrowings under the Working Capital Loans, consisting solely of the Working Capital Promissory Note.
The conversion feature included in the Working Capital Promissory Note is considered an embedded derivate and is remeasured at the end of each reporting period. The value of the conversion features was considered de minimis both as of March 31, 2022 and December 31, 2021.
Forward Purchase Agreement
The Company entered into two separate forward purchase agreements as follows. The Sponsor and Dynamo Master Fund (a member of the Sponsor) entered into the Sponsor Forward Purchase Agreement, dated as of February 22, 2021, with the Company that will provide for the purchase of up to an aggregate of 13,000,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $130,000,000, or $10.00 per unit, in a private placement to close substantially concurrently with the closing of our initial Business Combination. The Sponsor Forward Purchase Agreement provides that the applicable forward purchase investors may, in their sole discretion, increase the amount of capital committed under the Sponsor Forward Purchase Agreement up to an amount not to exceed $160,000,000. Beauty Ventures entered into the Beauty Forward Purchase Agreement, dated as of March 1, 2021, with the Company that provides for the purchase of an aggregate of up to 17,300,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of up to $173,000,000 (subject to the below), or $10.00 per unit, in a private placement to close substantially concurrently with the closing of the initial Business Combination. To the extent that the amounts available from the Trust Account and other financing (including the Sponsor Forward Purchase Agreement) are sufficient for the cash requirements in connection with our initial Business Combination, the Sponsor may, in its sole discretion, as the managing member of Beauty Ventures, reduce its purchase obligation, up to the full amount, under the Beauty Forward Purchase Agreement. Members of the Sponsor or their affiliates will receive a performance fee allocation when the return on the securities underlying the Beauty Forward Purchase Agreement exceeds certain benchmark returns. The obligations under the Forward Purchase Agreements will not depend on whether any Class A ordinary shares are redeemed by our public shareholders. The forward purchase shares and the forward purchase warrants included in the units being sold in the Initial Public Offering, respectively, will be identical to the Public Shares and public warrants included in the units sold in the Initial Public Offering, respectively, except that the holders thereof will have certain registration rights, as described herein. On October 20, 2021, the Company received (i) an allocation notice from the Sponsor and Dynamo Master Fund committing to purchase 16,000,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $160,000,000, or $10.00 per unit and (ii) an allocation notice from Beauty Ventures committing to purchase 17,300,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $173,000,000, or $10.00 per unit. On December 20, 2021, the Sponsor and Burwell Mountain Trust (a member of the Sponsor) entered into an Assignment and Assumption Agreement. The Assignment and Assumption Agreement provides for the assignment by the Sponsor and assumption by Burwell Mountain Trust of all of the Sponsor’s rights and benefits as purchaser under the Sponsor Forward Purchase Agreement, including the right to purchase the Forward Purchase Securities subscribed for by the Sponsor.

Note 5 — Related Party Transactions
Founder Shares
On January 12, 2021, the Company issued 7,187,500 Founder Shares to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred 20,000 Waldencast Class B ordinary shares to each of the Investor Directors, resulting in the Sponsor holding 7,107,500 Waldencast Class B ordinary shares. On March 15, 2021, the Company effected a dividend of 0.2 of a share of Class B ordinary shares for each share of Class B ordinary shares, resulting in 8,625,000 shares of Class B ordinary shares being issued and outstanding, of which 8,545,000 are held by the Sponsor.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Related Party Loans
On January 12, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Sponsor Promissory Note”). The
Sponsor Promissory Note was non-interest bearing, unsecured and due upon the earlier of June 30, 2021 and the closing of the Initial Public Offering. The Company had no borrowings under the Sponsor Promissory Note at the closing of the Initial Public Offering. Borrowings under the Sponsor Promissory Note are no longer available.
Due to Related Party
The balance of $95,000 represents the amount accrued for the administrative support services provided (defined below) by the Sponsor from date of the Initial Public Offering to December 31, 2021.
Administrative Support Agreement
Commencing on the date of the Initial Public Offering, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space and administrative support services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021, the Company has recognized $101,740 of administrative service fee, which is included in formation and operating costs on the statement of operations.
Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a business combination does not close, the Company may use a portion of proceeds held outside of the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used for such repayment. On August 18, 2021, the Company issued the Working Capital Promissory Note to the Sponsor for an aggregate amount of up to $1,500,000. The Working Capital Promissory Note is non-interest bearing and is due and payable in full on the earlier of (i) the date by which we have to complete a business combination and (ii) the effective date of a business combination. On October 28, 2021, the Company drew down the entire available balance of the Working Capital Promissory Note and the Sponsor deposited $1,500,000 in the Company’s operating bank account. As of December 31, 2021, the Company had a total aggregate principal amount of $1,500,000 in outstanding borrowings under the Working Capital Loans, consisting solely of the Working Capital Promissory Note.
Forward Purchase Agreement
The Company entered into two separate forward purchase agreements as follows. The Sponsor and Dynamo Master Fund (a member of the Sponsor) entered into the Sponsor Forward Purchase Agreement, dated as of February 22, 2021, with the Company that will provide for the purchase of up to an aggregate of 13,000,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $130,000,000, or $10.00 per unit, in a private placement to close substantially concurrently with the closing of our initial Business Combination. The Sponsor Forward Purchase Agreement provides that the applicable forward purchase investors may, in their sole discretion, increase the amount of capital committed under the Sponsor Forward Purchase Agreement up to an amount not to exceed $160,000,000. Beauty Ventures LLC (“Beauty Ventures”) entered into a forward purchase agreement (the “Beauty Forward Purchase Agreement,” and together with the Sponsor Forward Purchase Agreement, the “Forward Purchase Agreements” or “FPA”), dated as of March 1, 2021, with the Company that provides for the purchase of an aggregate of up to 17,300,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of up to $173,000,000 (subject to the below), or $10.00 per unit, in a private placement to close substantially concurrently with the closing of the initial Business Combination. To the extent that the amounts available from the Trust Account and other financing (including the Sponsor Forward Purchase Agreement) are sufficient for the cash requirements in connection with our initial Business Combination, the Sponsor may, in its sole discretion, as the managing member of Beauty Ventures, reduce its purchase obligation, up to the full amount, under the Beauty Forward Purchase Agreement. Members of the Sponsor or their affiliates will receive a performance fee allocation when the return on the securities underlying the Beauty Forward Purchase Agreement exceeds certain benchmark returns. The obligations under the forward purchase agreements will not depend on whether any Class A ordinary shares are redeemed by our public shareholders. The forward purchase shares and the forward purchase warrants included in the units being sold in the Initial Public Offering, respectively, will be identical to the Public Shares and public warrants included in the units sold in the Initial Public Offering, respectively, except that the holders thereof will have certain registration rights, as described herein. On October 20, 2021, the Company received (i) an allocation notice from the Sponsor and Dynamo Master Fund committing to purchase 16,000,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $160,000,000, or $10.00 per unit and (ii) an allocation notice from Beauty Ventures committing to purchase 17,300,000 units, with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant, for an aggregate purchase price of $173,000,000, or $10.00 per unit. On December 20, 2021, the Sponsor and Burwell Mountain Trust (a member of the Sponsor) entered into an assignment and assumption agreement. The assignment and assumption agreement provides for the assignment by the Sponsor and assumption by Burwell Mountain Trust of all of the Sponsor’s rights and benefits as purchaser under the Sponsor Forward Purchase Agreement, including the right to purchase the Forward Purchase Securities subscribed for by the Sponsor.